                                      N-14
                                Initial Statement

 As filed with the Securities and Exchange Commission on March 13, 2002

                     Registration Nos. 2-91229 and 811-4025

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ [ ]
                     Post-Effective Amendment No. _____ [ ]

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                    AMERICAN CENTURY MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 816-531-5575

                             Charles A. Etherington
                  Vice President and Associate General Counsel
          4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this
Registration Statement becomes effective under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 2-91229 and 811-4025) pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Registrant is filing as an exhibit to this Registration Statement an opinion related to the legality of shares being issued in connection with this Registration Statement. Pursuant to
Rule 429, this Registration Statement relates to the aforesaid Registration
Statement on Form N-1A.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

Prospectus and Proxy Statement

April 15, 2002

Florida Municipal Money Market Fund

Important Voting Information Inside!

Proposal One: Election of Trustees
Nominees ..................................................................    X
Information Regarding Nominees ............................................    X
Committees ................................................................    X
Selection of Independent Auditors .........................................    X
Compensation of Trustees ..................................................    X
Ownership of Fund Shares ..................................................    X
Voting Information .......................................................     X
Proposal Two: Reorganization

                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

April 15, 2002

Dear American Century Florida Municipal Money Market Fund Shareholder:

I am writing to ask for your support of an important proposal affecting your fund. The proposal will be voted on at an upcoming Special Meeting of shareholders to be held on Friday, August 2, 2002. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

At the Special Meeting, you are being asked to elect nominees to serve on the
Board of Trustees of your fund. The enclosed materials give more detailed information about the nominees. We encourage you to vote "FOR" all nominees.

In addition, as a shareholder of American Century Florida Municipal Money Market
Fund, you are being asked to approve the combination of your fund with the
American Century Tax-Free Money Market Fund.

The reason for the combination is twofold. First, the reorganization will combine funds with similar investment objectives and strategies. Second, management believes it will be more efficient to have the funds' portfolio management team focus on a single, larger portfolio of assets rather than continue managing similar, smaller portions.

The Board of Trustees of your fund has unanimously voted in favor of this reorganization and believes the combination is in your fund's and your best interests. We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

Please don't put these materials aside, thinking that you will return to them at another time. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and phone calls. PLEASE TAKE A
FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND VOTE YOUR SHARES TODAY. If you
have any questions or need any help in voting your shares, please call us at
1-800-331-8331.

To more efficiently handle this proxy solicitation, we have hired Alamo Direct to act as our proxy solicitor. They might be calling you during the solicitation process to ask if you have questions or concerns about the voting process and to assist you with your vote.

I appreciate your consideration of this important proposal. Thank you for investing with American Century and for your continued support.

Sincerely,

William M. Lyons
President

IMPORTANT INFORMATION YOU SHOULD CONSIDER

The following Q&A is a brief summary of some of the issues that may be important to you. It may not contain all of the information or topics that you think are important and, as a result, is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated into this document. Please read all the enclosed proxy materials before voting. PLEASE
REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

What is the purpose of the upcoming meeting?

At the Special Meeting, you are being asked to elect nominees to serve on the
Board of Trustees of American Century Municipal Trust. In addition, your Board of Trustees has recommended combining Florida Municipal Money Market into
Tax-Free Money Market Bond. This combination requires approval of Florida
Municipal Money Market shareholders. The Special Meeting to vote on these proposals will be held on Friday, August 2, 2002, at 10:00 a.m. (Central time)
at American Century Tower I, 4500 Main Street, Kansas City, Missouri.
Shareholders of record as of the close of business on April 5, 2002, are eligible to vote.

Who are the nominees for Trustee? Have all of them been elected before?

The Nominating Committee of your Board of Trustees has proposed that shareholders elect eight members to the Board of Trustees of American Century
Municipal Trust. The nominees are:

                                                  Albert Eisenstat
                                                  Ronald J. Gilson
                                                  Kathryn A. Hall
                                                  William M. Lyons
                                                  Myron S. Scholes
                                                  Kenneth E. Scott
                                                  James E. Stowers III
                                                  Jeanne D. Wohlers

Albert Eisenstat, Kathryn A. Hall and William M. Lyons are being considered by shareholders for the first time. A full discussion of the proposal to elect
Trustees begins on page _______ .

When will the proposal regarding the Trustees take effect if it is approved?

The proposal regarding the Trustees will be effective immediately upon approval.

Why is the reorganization being proposed?

The reorganization seeks to improve operational and investment management efficiencies by combining funds with similar investment objectives and investment policies, approaches, procedures and portfolio securities. Combining these similar funds will permit the portfolio management team to focus its resources on a single, larger fund, rather than divide its time between similar smaller funds.

How will the reorganization be accomplished?

Shareholders of Florida Municipal Money Market are being asked to approve the combination of their fund with Tax-Free Money Market according to the Agreement and Plan of Reorganization described on page _______. The reorganization will take the form of a transfer of assets by Florida Municipal Money Market in exchange for shares of Tax-Free Money Market. Florida Municipal Money Market
will then make a liquidating distribution to its shareholders of the Tax-Free
Money Market shares received in the exchange.

What will shareholders get if the reorganization is approved?

As a result of the liquidating distribution, you will receive shares of Tax-Free
Money Market in an amount equal to the value of your Florida Municipal Money
Market shares on the date the combination takes place (probably September 3,
2002). The total dollar value of your account after the reorganization will be the same as the total dollar value of your account before the reorganization.
And, because the net asset value (price per share) of Tax-Free Money Market, like Florida Municipal Money Market, is managed to maintain a stable $1.00 share price, you should receive the same number of shares of Tax-Free Money Market that you held in Florida Municipal Money Market. After the reorganization, you will own shares of Tax-Free Money Market rather than shares of Florida Municipal
Money Market.

Why did the Board of Trustees approve the reorganization?

After reviewing many factors, your Board of Trustees unanimously determined that the reorganization was in the best interests of Florida Municipal Money Market and its shareholders. Some of the factors considered include:

*        The potential for enhanced investment performance and increased efficiency of operations.

*        The expense ratio for shareholders will not change as a result of the reorganization.

*        The similarity of investment objectives, policies, restrictions, and portfolio securities.

*        The benefits that may result to the advisor and its affiliates if the reorganization is consummated.

*        The tax consequences to shareholders and the funds if the
         reorganization is consummated.

Will the exchange of Florida Municipal Money Market shares for shares of
Tax-Free Money Market cause shareholders to realize income or capital gains for tax purposes?

No. The exchange of shares in the reorganization will be tax-free. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes. Your tax basis and holding period for your shares will be unchanged.

How does the total expense ratio of Tax-Free Money Market compare to that of
Florida Municipal Money Market?

The total expense ratios of the funds are the same.

What are the primary differences between Tax-Free Money Market and Florida
Municipal Money Market?

Both funds seek safety of principal and high current income that is exempt from federal income tax by investing in high quality debt securities. The securities are issued by cities, counties and other municipalities for public projects, such as schools and roads. Both funds may also buy high-quality debt securities with interest payments exempt from federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit projects, such as hospitals and athletic stadiums. Tax-Free Money
Market can invest no more than 20% of its total assets in securities subject to the alternative minimum tax.

Is Tax-Free Money Market exempt from the Florida intangibles personal property tax?

No. Shareholders should note that Tax-Free Money Market does not seek to purchase securities that are exempt from the Florida intangibles personal property tax. Accordingly, investments in Tax-Free Money Market may be subject to the Florida intangibles personal property tax.

If shareholders send their proxies in now as requested, can they change their vote later?

Yes! A proxy can be revoked at any time using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person. Even if you plan to attend the meeting to vote in person, we ask that you return the enclosed proxy vote card. Doing so will help us achieve a quorum for the meeting.

How do shareholders vote their shares?

We've made it easy for you. You can vote online, by phone, by mail or by fax. To vote online, access the Web site listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by telephone, call the toll-free number listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by mail, complete, sign and send us the enclosed proxy voting card in the enclosed postage-paid envelope. To vote by fax, send your fax to the toll-free number listed on your proxy card.

Your shares will be voted EXACTLY as you tell us. If you simply sign the enclosed proxy card and return it, we will follow the recommendation of your
Board of Trustees and vote it "FOR" all proposals. You also may vote in person at the meeting on Friday, August 2, 2002.

When and how will the reorganization take place?

Subject to receiving shareholder approval, the reorganization is scheduled to take place on September 3, 2002. After the funds have calculated the value of their assets and liabilities on August 30, 2002, Florida Municipal Money Market
will transfer its assets and liabilities to Tax-Free Money Market in exchange for the appropriate number of Tax-Free Money Market shares. Florida Municipal
Money Market will then make a liquidating distribution of those Tax-Free Money
Market shares pro rata to its shareholders according to the value of their accounts immediately prior to the transfer of assets. THE VALUE OF YOUR ACCOUNT
WILL NOT CHANGE AS A RESULT OF THIS REORGANIZATION.

Will the reorganization affect the management team of Tax-Free Money Market?

No. American Century Investment Management, Inc. will continue to manage the assets of Tax-Free Money Market after the reorganization, and the portfolio management team of Florida Municipal Money Market also serves as the portfolio management team of Tax-Free Money Market.

How will distribution, purchase and redemption procedures and exchange rights change as a result of the reorganization?

They won't. Tax-Free Money Market has the same distribution, purchase and exchange policies and procedures as Florida Municipal Money Market.

How will the proposed changes affect your account?

If the proxy proposals are approved, Florida Municipal Money Market will be combined with Tax-Free Money Market and your services will be transferred.
American Century will ensure your services will continue and no action is required on your part. Please review the following information to answer questions you may have about services and transactions during the proxy period.

Account number

-        Your account number will change and you will receive a transaction confirmation with the new number in early September.

Automatic services

-        If you have any of the services below, they will be transferred and you will receive a service update as a confirmation.

     * automatic investments        * direct deposits,
     * automatic exchanges          * dividend options
     * automatic redemptions        * required minimum distributions
     * automatic transfers

-        If you have any of these services, they will occur in August as scheduled unless we contact you for instructions.

Transactions

-        Purchases may be made into your current account until August 16.

-        You may continue to make exchanges or redemptions on your current account through August 30.

CheckWriting

-        If you have CheckWriting on your account, a checkbook will be sent for your new fund in early September, which you may use as soon as you receive it. Destroy the checks for your old account after you receive your new checkbook. Please do not use old checks after September 30.

Where can shareholders get more information about the funds?

A copy of Tax-Free Money Market's Prospectus accompanies this proxy statement.
In addition, the Manager's Discussion and Analysis of Fund Performance portion of Tax-Free Money Market's most recent Annual Report to Shareholders is included in this document on page _______ . If you would like a copy of Florida Municipal
Money Market's prospectus or either fund's Statement of Additional Information or most recent annual or semiannual report, please call us at 1-800-331-8331.

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                        AMERICAN CENTURY MUNICIPAL TRUST
                          American Century Investments
                                P. O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                      To be held on Friday, August 2, 2002

To American Century Florida Municipal Money Market Shareholders:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the
American Century Florida Municipal Money Market Fund, a portfolio of American
Century Municipal Trust ("Florida Municipal Money Market"), will be held at
American Century Tower I, 4500 Main Street, Kansas City, Missouri on Friday,
August 2, 2002, at 10:00 a.m. (Central time) for the following purposes:

PROPOSAL 1. To elect a Board of Trustees of eight members to hold office until their successors are duly elected and qualified;

PROPOSAL 2: To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

(a) the transfer of substantially all of the assets and liabilities of Florida
Municipal Money Market to the American Century Tax-Free Money Market Fund,
another investment portfolio of American Century Municipal Trust ("Tax-Free
Money Market"), in exchange for shares in Tax-Free Money Market; and

(b) the distribution of Tax-Free Money Market shares to the shareholders of
Florida Municipal Money Market according to their respective interests.

PROPOSAL 3. To transact such other business as may properly come before the
Special Meeting or any adjournment(s) thereof.

Information regarding the nominees for the Board of Trustees begins on page of this Combined Prospectus/Proxy Statement. The proposed reorganization, the
Agreement and Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement beginning on page ___ .

Shareholders of record as of the close of business on April 5, 2002, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s)
thereof.

Please execute and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Board of Trustees of American
Century Municipal Trust. Please return your proxy card even if you are planning to attend the meeting. This is important to ensure a quorum at the meeting.
Proxies may be revoked at any time before they are exercised using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person.

David C. Tucker
Senior Vice President

April 15, 2002

COMBINED PROSPECTUS/PROXY STATEMENT
AMERICAN CENTURY MUNICIPAL TRUST

April 15, 2002

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Trustees of American Century Municipal
Trust on behalf of its Florida Municipal Money Market Fund ("Florida Municipal
Money Market"), in connection with a Special Meeting of Shareholders to be held on Friday, August 2, 2002, at 10:00 a.m. (Central time) at American Century
Tower I, 4500 Main Street, Kansas City, Missouri.

At the Special Meeting, shareholders of Florida Municipal Money Market are being asked to elect a Board of Trustees of eight members to hold office until their successors are duly elected and qualified.

In addition, shareholders of Florida Municipal Money Market approve the combination of their fund with the American Century Tax-Free Money Market Fund, another series of American Century Municipal Trust ("Tax-Free Money Market").

The funds are similarly managed, diversified, open-end mutual funds that invest in a similar mix of fixed-income securities. The purpose of the reorganization is to streamline American Century's fixed-income lineup and to achieve management and operational efficiencies. Combining these similar funds as described further in this Combined Prospectus/Proxy Statement will help achieve this objective. Each fund has shares registered with the Securities and Exchange
Commission.

This Combined Prospectus/Proxy Statement constitutes the proxy statement of your fund for the Special Meeting of Shareholders and a prospectus for the Tax-Free
Money Market shares that are to be issued to you in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposed reorganization. You should retain this document for future reference. A Statement of Additional Information about Tax-Free Money
Market, dated October 1, 2001, has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement of
Additional Information may be obtained without charge upon request by calling us at 1-800-331-8331 or writing to us at American Century Investments, 4500 Main
Street, P. O. Box 419200, Kansas City, Missouri 64141-6200.

The principal executive offices of Florida Municipal Money Market and Tax-Free
Money Market are located at American Century Investments, 4500 Main Street, P.
O. Box 419200, Kansas City, Missouri 64141-6200. The funds' telephone number is
1-800-345-2021.

The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission, and some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call us at 1-800-331-8331

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this
Combined Prospectus/Proxy Statement is accurate or complete. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy
Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by Florida Municipal Money Market, Tax-Free Money
Market or anyone affiliated with American Century Investments.

PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS MEETING
ONLY AND IS NOT A SHAREHOLDER SEMINAR.

PROPOSAL 1: ELECTION OF TRUSTEES

Nominees

The Board of Trustees of American Century Municipal Trust (the "Trust") has
nominated eight individuals (the "Nominees") for election to the Board. At the meeting, the shareholders of Florida Municipal Money Market will be asked to elect the Nominees to serve on the American Century Municipal Trust Board of
Trustees. It is intended that the enclosed Proxy will be voted for the election of the eight Nominees named below as Trustees, unless such authority has been withheld in the Proxy. The term of office of each person elected as Trustee will be until his or her successor is duly elected and shall qualify. Information regarding each Nominee is set forth below. Each Nominee has consented to serve as a Trustee if elected.

Shareholders are being asked to elect the Nominees to serve as Trustees of the
American Century Municipal Trust Board of Trustees in order to ensure that at least two-thirds of the members of the Board have been elected by the shareholders of the Trust as required by the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Investment Company Act provides that vacancies on the Board of Trustees may not be filled by Trustees unless thereafter at least two-thirds of the Trustees shall have been elected by shareholders. To ensure continued compliance with this requirement without incurring the expense of calling additional shareholder meetings, shareholders are being asked at this Special Meeting to elect the eight Trustees to hold office until the next meeting of shareholders. Consistent with the provisions of the Trust's by-laws, and as permitted by Massachussetts law, the Trust does not anticipate holding annual shareholder meetings. Thus, the Trustees will be elected for indefinite terms, subject to termination or resignation. Each
Nominee has indicated a willingness to serve as a member of the Board of
Trustees if elected. If any of the Nominees should not be available for election, the persons named as proxies (or their substitutes) may vote for other persons in their discretion. However, ACIM has no reason to believe that any
Nominee will be unavailable for election. In evaluating the Nominees, the
Trustees took into account their background and experience, including their familiarity with the issues relating to these types of funds and investments as well as their careers in business, finance, marketing and other areas. The
Trustees also considered the experience of the Nominees as Trustees or Directors of certain American Century Funds.

INFORMATION REGARDING NOMINEES

The individuals listed in the table below serve as Trustees or officers of
Florida Municipal Money Market and Tax-Free Money Market. Trustees listed as interested persons of the funds (as defined in the Investment Company Act) are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American Century Investment Management, Inc. (ACIM);
the funds' principal underwriter, American Century Investment Services, Inc.
(ACIS); and the funds' transfer agent, American Century Services Corporation
(ACSC).

The other Trustees, (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                                        Number of
                                                                                                        Portfolios
                                                                                                        in Fund
                                                     Length                                             Complex           Other
                                 Position(s)         of Time                                            Overseen          Directorships
                                 Held with           Served           Principal Occupation(s)           by                Held by
Name, Address (Age)              Fund                (years)          During Past 5 Years               Director          Trustee

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Interested Trustees

.....................................................................................................................................
James E. Stowers III             Trustee,            6                Co-Chairman, ACC                  76                None
4500 Main Street                 Chairman                             (September 2000 to present)
Kansas City, MO 64111            of                                   Co-Chief Investment Officer,
(42)                             the Board                            U.S. Equities (September 2000
                                                                      to February 2001)
                                                                      Chief Executive Officer, ACC
                                                                      ACIM, ACSC and
                                                                      other ACC subsidiaries
                                                                      (June 1996 to September 2000)
                                                                      President, ACC (January 1995
                                                                      to June 1997)
                                                                      President, ACIM and ACSC
                                                                      (April 1993 to August 1997)
                                                                      Director, ACC, ACIM, ACSC and other ACC
                                                                      subsidiaries

William M. Lyons                 Trustee,            1                Chief Executive Officer, ACC      38                None
4500 Main Street                                                      and other ACC subsidiaries
Kansas City, MO 64111                                                 (September 2000 to present)
(46)                                                                  President, ACC (June 1997
                                                                      to present)
                                                                      Chief Operating Officer
                                                                      ACC (June 1996 to
                                                                      September 2000)
                                                                      General Counsel, ACC, ACIM,
                                                                      ACIS, ACSC and other ACC
                                                                      subsidiaries (June 1989 to
                                                                      June 1998)
                                                                      Executive Vice President,
                                                                      ACC (January 1995
                                                                      to June 1997)
                                                                      Also serves as: Executive
                                                                      Vice President and Chief
                                                                      Operating Officer, ACIM,
                                                                      ACSC and other ACC
                                                                      subsidiaries, and
                                                                      Executive Vice President
                                                                      of other ACC subsidiaries

                                                                      Director, ACIM, ACSC and other
                                                                      ACC subsidiaries

------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Albert Eisenstat                 Trustee             6                General Partner,                  38                Independent Director,
1665 Charleston Road                                                  Discovery Ventures                                  Sungard Data Systems (1991 to present)
Mountain View, CA 94043                                               (Venture capital firm,                              Independent Director, Business Objects S/A
(71)                                                                  1996 to 1998)                                       (1994 to present)

.....................................................................................................................................
Ronald J. Gilson                 Trustee             6                Charles J. Meyers Professor       38                None
1665 Charleston Road                                                  of Law and Business,
Mountain View, CA 94043                                               Stanford Law School
(55)                                                                  (1979 to present)
                                                                      Mark and Eva Stern
                                                                      Professor of Law and
                                                                      Business, Columbia
                                                                      University School of Law
                                                                      (1992 to present)
                                                                      Counsel, Marron, Reid &
                                                                      Sheehy (a San Francisco
                                                                      law firm, 1984 to present)

Kathryn A. Hall                  Trustee             0                President and Managing            38                Director, Princeton University.
1665 Charleston Road                                                  Director, Laurel Management                         Investment Company and
Mountain View, CA 94043                                               Company, L.L.C                                      Stanford Management Company
(44)                                                                  (1989 to present)

Myron S. Scholes                 Trustee             21               Partner, Oak Hill Capital         38                Director, Dimensional Fund Advisors
1665 Charleston Road                                                  Management, (1999-present)                          (investment advisor, 1982 to present)
Mountain View, CA 94043                                               Principal, Long-Term                                Director, Smith Breeden Family of
(60)                                                                  Capital Management                                  Funds (1992 to present)
                                                                      (investment advisor,
                                                                      1993 to January 1999)
                                                                      Frank E. Buck Professor
                                                                      of Finance, Stanford
                                                                      Graduate School of Business
                                                                      (1981 to present)

------------------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott                 Trustee             30               Ralph M. Parsons Professor        38                Director, RCM Capital Funds, Inc.
1665 Charleston Road                                                  of Law and Business,                                (1994 to present)
Mountain View, CA 94043                                               Stanford Law School
(73)                                                                  (1972 to present)

.....................................................................................................................................
Jeanne D. Wohlers                Trustee             17               Director and Partner,,            38                Director, Indus International
1665 Charleston Road                                                  Windy Hill Productions, LP                          (software solutions,
Mountain View, CA 94043                                               (educational software,                              January 1999 to present)
(56)                                                                  1994 to 1998)                                       Director, Quintus Corporation
                                                                                                                          (automation solutions,
                                                                                                                          1995 to present)

------------------------------------------------------------------------------------------------------------------------------------
Officers
William M. Lyons                 President           1                See entry above under             38                See entry above under
4500 Main Street                                                      "Trustees".                                         "Trustees".
Kansas City, MO 64111
(46)

.....................................................................................................................................
Robert T. Jackson                Executive           1                Chief Administrative Officer      Not               Not applicable.
4500 Main St.                    Vice                                 and Chief Financial Officer,      applicable
Kansas City, MO 64111            President                            ACC (August 1997 to present)
(55)                             and                                  President, ACSC
                                 Chief                                (January 1999 to present)
                                 Financial                            Executive Vice President, ACC
                                 Officer                              (May 1995 to present)
                                                                      Also serves as: Executive Vice
                                                                      President and Chief Financial Officer,
                                                                      ACIM, ACIS and other ACC subsidiaries

Maryanne Roepke, CPA             Senior Vice         1                Senior Vice President and         Not               Not applicable
4500 Main St.                    President,                           Assistant Treasurer, ACSC         applicable
Kansas City, MO 64111            Treasurer
(45)                             and Chief
                                 Accounting
                                 Officer
David C. Tucker                  Senior Vice         3                Senior Vice President, ACIM,      Not               Not applicable
4500 Main St.                    President                            ACIS, ACSC and other ACC          applicable
Kansas City, MO 64111            and                                  subsidiaries
(43)                             General                              (June 1998 to present)
                                 Counsel                              General Counsel, ACC,
                                                                      ACIM, ACIS, ACSC and
                                                                      other ACC subsidiaries
                                                                      (June 1998 to present)
                                                                      Consultant to mutual
                                                                      fund industry
                                                                      (May 1997 to April 1998)

.....................................................................................................................................
C. Jean Wade                     Controller          5                Vice President, ACSC              Not               Not applicable
4500 Main St.                                                         (February 2000 to present)        applicable
Kansas City, MO 64111                                                 Controller-Fund Accounting,
(37)                                                                  ACSC

.....................................................................................................................................
Robert Leach                     Controller          4               Vice President, ACSC               Not applicable    Not applicable
4500 Main St.                                                        February 2000 to present)
Kansas City, MO 64111                                                Controller-Fund Accounting,
(35)                                                                 ACSC
Jon Zindel                       Tax Officer         4               Vice President, Corporate Tax,     Not               Not applicable
4500 Main Street                                                     ACSC (April 1998 to present)       applicable
Kansas City, MO 64111                                                Vice President, ACIM, ACIS
(34)                                                                 and other ACC subsidiaries
                                                                     (April 1999 to present)
                                                                     President, American Century
                                                                     Employee Benefit Services, Inc.
                                                                     (January 2000 to December 2000)
                                                                     Treasurer, American Century
                                                                     Ventures, Inc.
                                                                     (December 1999 to January 2001)
                                                                     Director of Taxation, ACSC
                                                                     (July 1996 to April 1998)

------------------------------------------------------------------------------------------------------------------------------------

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of all funds issued by American
Century Municipal Trust and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the Board reviews material factors to evaluate such contracts, including (but not limited to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The Board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of Board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more Trustees who may exercise the powers and authority of the Board to the extent that the Trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the Board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the Trustees in good faith shall be conclusive.

Committees

The Board of Trustees has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The Trustee first named serves as chairman of the committee.

                                                                                                                           Meetings Held
                                                                                                                           During last
Committee           Members                     Function                                                                   Fiscal Year
------------------------------------------------------------------------------------------------------------------------------------
Audit               Jeanne D. Wohlers           The Audit Committee recommends the engagement of the                       5
                    Albert Eisenstat            funds' independent auditors and oversees its activities.
                    Kenneth E. Scott            The committee receives reports from the advisor's Internal
                                                Audit Department, which is accountable to the committee.
                                                The committee also receives reporting about compliance
                                                matters affecting the Trust.

.....................................................................................................................................
Nominating          Kenneth E. Scott            The Nominating Committee primarily considers and                           5
                    Ronald J. Gilson            recommends individuals for nomination as trustees. The
                    Albert Eisenstat            names of potential trustee candidates are drawn from a
                    Myron S. Scholes            number of sources, including recommendations from members
                    Jeanne D. Wohlers           of the Board, management and shareholders. This committee
                                                also reviews and makes recommendations to the Board with
                                                respect to the composition of Board committees and other
                                                Board-related matters, including its organization, size,
                                                composition, responsibilities, functions and compensation.

Portfolio           Myron S. Scholes            The Portfolio Committee reviews quarterly the investment                   5
                    Ronald J. Gilson            activities and strategies used to manage fund assets. The
                                                committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning
                                                the funds' investments.

Quality             Ronald J. Gilson            The Quality of Service Committee reviews the level and quality             5
of                  Myron S. Scholes            of transfer agent and administrative services provided to the
Service             William M. Lyons            funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and
                                                seeks to improve such services where feasible and appropriate.
------------------------------------------------------------------------------------------------------------------------------------

Selection of Independent Auditors

The 1940 Act requires that a fund's independent auditors be selected by a majority of those Trustees who are not "interested persons" (as defined in the
1940 Act) of the Fund. One of the purposes of the Audit Committee is to recommend to a fund's Board of Trustees the selection, retention or termination
o f independent auditors for the fund. A copy of the Audit Committee's charter, which describes the Audit Committee's purposes, duties and powers, is attached as Appendix I to this Prospectus/Proxy Statement.

At meetings held according to the following schedule, the Audit Committee recommended, and the Board of Trustees/Directors, including a majority of those
Trustees who are not "interested persons," approved the selection of
PricewaterhouseCoopers LLP as the independent auditors for each Fund overseen by the Board.

Fund Company                                            Date Approved by Board               Fiscal Year End
------------                                            ----------------------               ---------------
American Century Investment Trust                             03/13/02                           02/28/03
American Century Government Income Trust                      03/13/02                           03/31/03
American Century Municipal Trust                              03/06/01                           05/31/02
American Century California Tax-Free and Municipal Funds      08/06/01                           09/30/02
American Century Target Maturities Trust                      08/06/01                           09/30/02
American Century Quantitative Equity Funds                    12/14/01                           12/31/02
American Century International Bond Funds                     12/14/01                           12/31/02

PricewaterhouseCoopers LLP, a major international accounting firm, has acted as auditors of the funds overseen by the Board of Trustees since October 1997.
After reviewing the audited financial statements for the fiscal year ended May
31, 2001, the Audit Committee recommended to the Board of Trustees that such financial statements be included in each fund's annual report to shareholders. A copy of the audit committee's report for each fund are attached as Appendix II to this proxy statement.

Audit Fees. For the fiscal year ending in 2001, PricewaterhouseCoopers LLP billed American Century funds $754,825.00 for services rendered for the audit of each fund's annual financial statements.

All Other Fees. For the fiscal years ending in 2001, PricewaterhouseCoopers LLP billed American Century funds $1,125,719.00 for services other than those described above. The Audit Committee considered the compatibility of these non-audit services with PricewaterhouseCoopers' independence.

Compensation of Trustees

The Trustees serve as trustees for eight American Century investment companies.
Each Trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the Board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by all the funds issued by American Century Municipal Trust for the periods indicated and by the seven other investment companies served by the Board of Trustees to each Trustee who is not an interested person as defined in the Investment Company Act.

Aggregate Trustee Compensation for Fiscal Year Ended May 31, 2001

                                   Total Compensation         Total Compensation from the
Name of Trustee                    from the Funds(1)          American Century Family of Funds(2)
---------------                    -----------------          -----------------------------------

Albert Eisenstat                   $4,615                     $78,250

Ronald J. Gilson                   4,945                      88,500

Myron S. Scholes                   4,404                      71,750

Kenneth E. Scott                   4,684                      80,000

Isaac Stein (3)                    1,633                      9,583

Jeanne D. Wohlers                  4,450                      73,000
------------------------------------------------------------------------------------------------------------------------------------

1    Includes compensation paid to the trustees during the fiscal year ended May
     31, 2001, and also includes amounts deferred at the election of the trustees under the Amended and Restated American Century Mutual Funds
     Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr.
     Eisenstat, $28,250; Mr. Gilson, $88,500; Mr. Scholes, $71,750; Mr. Scott,
     $40,000; and Ms. Wohlers, $31,515.

2    Includes compensation paid by the eight investment company members of the
     American Century family of funds served by this Board.

3    Mr. Stein retired from the Board on September 15, 2000. The amounts shown represent compensation paid from June 1, 2000 to September 15, 2000.

The funds have adopted the Amended and Restated American Century Deferred
Compensation Plan for Non-Interested Directors. Under the plan, the independent
Trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the
Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the Trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a Trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a Trustee, all remaining deferred fee account balances are paid to the Trustee's beneficiary or, if none, to the Trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of Trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any Trustee under the plan during the fiscal year ended May 31, 2001.

Ownership of Fund Shares

The Trustees owned shares in the funds as of December 31, 2001 as shown in the table below:

                                                                            Name of Trustees
---------------------------------------------------------------------------------------------------------------------------------------------------

                                                        James E.             William M.                 Albert                     Ronald J.
                                                       Stowers III              Lyons                  Eisenstat                    Gilson
---------------------------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Florida Municipal Money Market                            A                     A                        A                           A
  Tax-Free Money Market                                     E                     B                        A                           A
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                              E                     E                        E                           E
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Name of Trustees
------------------------------------------------------------------------------------------------------------------------------------

                                                         Myron S.           Kenneth E.              Jeanne D.
                                                         Scholes             Scott                   Wohlers
------------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Florida Municipal Money Market                            A                  A                        A
  Tax-Free Money Market                                     A                  A                        A
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustee in
Family of Investment Companies                              E                  E                        E

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than $100,000

Voting Information

Each Nominee will be elected to the Board of Trustees of American Century
Municipal Trust if he or she receives the approval of a majority of the votes of
American Century Municipal Trust represented at the meeting, provided at least a quorum (50% of the outstanding votes), is represented in person or by proxy. The election of Trustees is determined by the votes received from all American
Century Municipal Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular Nominee or all Nominees as a group. By completing the proxy, you give the named proxies the right to cast your votes. If you elect to withhold authority for any nominees, you may do so by striking a line through the Nominee name on the proxy, as further explained on the proxy itself. The Board of Trustees does not contemplate that any Nominee will be unable to serve as a member of the Board of Trustees for any reason, but if that should occur prior to the Special Meeting, the individuals named as proxies reserve the right to substitute another person or persons of their choice as Nominee or Nominees.

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY
RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES.

PROPOSAL 2:  REORGANIZATION

COMPARISON OF CERTAIN INFORMATION
REGARDING THE FUNDS

The following chart is provided to show a comparison of certain key attributes of Florida Municipal Money Market with Tax-Free Money Market. For additional information about the funds, see the section titled "Information About the
Funds" starting on page _____ .

                               Florida Municipal Money Market                   Tax-Free Money Market
------------------------------------------------------------------------------------------------------------------------------------

Type of Fund                   Other States Tax-Exempt Money Market             Tax-Exempt Money Market

Investment Objective           The fund seeks safety of principal and           The fund seeks safety of principal and high current
                               high current income that is exempt from          income that is exempt from federal income tax.
                               federal income tax and seeks to be exempt
                               from the Florida intangibles personal
                               property tax.

Investment Policies            Fund managers buy cash-equivalent,               Fund managers buy cash-equivalent, high-quality debt
                               high-quality debt securities with interest       securities with interest payments exempt from federal
                               payments exempt from federal income tax          income tax, and may invest up to 20% of the fund's
                               and the Florida intangibles personal             assets in cash-equivalent, high-quality debt securities
                               property tax, and may invest in cash- payments   that are subject to the federal alternative minimum
                               equivalent, high-quality debt securities         tax.
                               that are subject to the federal alternative
                               minimum tax.

Credit Quality                 AAA - AA                                         AAA - AA

Total Expense Ratio            0.50%                                            0.50%

Distribution Policy            Same as Tax-Free Money Market                    Distributions from net income are declared
                                                                                daily and paid monthly. Capital gains
                                                                                distributions are paid once a year, usually
                                                                                in December.

Purchases and Exchanges        Same as Tax-Free Money Market                    See pages 17-20 of accompanying Prospectus

Redemption Policies            Same as Tax-Free Money Market                    See pages 17-20  of accompanying Prospectus

Investment Advisor             Same as Tax-Free Money Market                    American Century Investment Management,
                                                                                Inc. ("ACIM")

Transfer Agent                 Same as Tax-Free Money Market                    American Century Services Corporation
                                                                                ("ACSC")

Distributor                    Same as Tax-Free Money Market                    American Century Investment Services, Inc.
                                                                                ("ACIS")

Custodians                     Same as Tax-Free Money Market                    J.P. Morgan Chase and Co. and Commerce
                                                                                Bank, N.A.

Independent Auditors           Same as Tax-Free Money Market                    PricewaterhouseCoopers LLP

PRIMARY FEDERAL INCOME TAX CONSEQUENCES

The exchange of Florida Municipal Money Market shares for Tax-Free Money Market shares in the reorganization will be tax-free to shareholders. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for shareholders of either fund for federal income tax purposes. A shareholder's aggregate tax basis and holding period for Tax-Free Money Market shares received in the reorganization will be identical to the aggregate tax basis and holding period for the Florida Municipal Money Market shares exchanged in the transaction. The tax consequences of the reorganization are described in more detail on page ____ of this Combined Prospectus/Proxy Statement.

RISK FACTORS

Florida Municipal Money Market and Tax-Free Money Market invest in high-quality, very short-term debt securities. These securities are among the safest securities available and, therefore, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on these funds will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Your Board of Trustees does not believe that the reorganization exposes shareholders of Florida Municipal Money Market to any new or different risks than they are exposed to as shareholders of Florida Municipal Money Market. For a discussion of the various investment policies, approaches and procedures of
Tax-Free Money Market, and the risks associated therewith, please see the accompanying Prospectus beginning at page 7.

TRANSACTION AND OPERATING
EXPENSE INFORMATION

The tables below compare various shareholder transaction and annual fund operating expenses of Florida Municipal Money Market as of its most recent fiscal year end (May 31, 2001) with Tax-Free Money Market as of its most recent fiscal year end (May 31, 2001). After the reorganization, the expense levels of the surviving fund will be the same as those shown for Tax-Free Money Market
(Pro Forma).

Annual Operating Expenses (expenses that are deducted from fund assets)

                                     Management      Distribution and        Other          Total Annual Fund
                                     Fee(1)          Service (12b-1) Fees    Expenses(2)    Operating Expenses

------------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Money Market       0.50%           None                    0.01%          0.51%
.....................................................................................................................................
Tax-Free Money Market                0.50%           None                    0.01%          0.51%
Tax-Free Money Market (Pro Forma)    0.50%           None                    0.01%          0.51%

1 Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.

2 Other expenses include the fees and expenses of the funds' independent trustees, their legal counsel, interest and portfolio insurance.

Examples

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*   invest $10,000 in the fund
*   redeem all of your shares at the end of the periods shown below
*   earn a 5% return each year
*   incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                      1 year     3 years     5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Money Market        $52        $163        $285            $640
.....................................................................................................................................
Tax-Free Money Market                 $52        $163        $285            $640
Tax-Free Money Market (Pro Forma)     $52        $163        $285            $640
.....................................................................................................................................
CALLOUT
.....................................................................................................................................

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

ADDITIONAL INFORMATION
ABOUT THE PROPOSED TRANSACTION

SUMMARY OF PLAN OF REORGANIZATION

Subject to receipt of shareholder approval, the reorganization will be carried out according to the terms of the Agreement and Plan of Reorganization between the funds. The following is a brief summary of some of the important terms of that Agreement.

EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the
"Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on August 30, 2002, but before (or as of) the opening of business on September 3, 2002. However, the Agreement gives the officers of the funds the flexibility to choose another date.

EXCHANGE OF ASSETS. After the close of business on August 30, 2002, the funds will determine the value of their assets and liabilities in the same manner as described on page 21 in the enclosed Tax-Free Money Market Prospectus. The assets and liabilities of Florida Municipal Money Market will then be transferred to Tax-Free Money Market in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange.

LIQUIDATING DISTRIBUTIONS AND TERMINATION OF FLORIDA MUNICIPAL MONEY MARKET.
Immediately after the exchange of its assets for the Tax-Free Money Market shares, Florida Municipal Money Market will distribute pro rata all of the shares received in the exchange to its shareholders of record at the Effective
Time. All of the outstanding shares of Florida Municipal Money Market will be redeemed and canceled and its stock books closed. As a result of the distribution, Florida Municipal Money Market shareholders will become shareholders of Tax-Free Money Market.

SHAREHOLDER APPROVAL. Consummation of the reorganization requires approval of
Florida Municipal Money Market shareholders.

REPRESENTATIONS AND WARRANTIES. The Agreement contains representations and warranties made by Florida Municipal Money Market to Tax-Free Money Market
concerning Florida Municipal Money Market's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization that benefit each fund. The conditions include (i) that Florida
Municipal Money Market shareholders approve the proposed reorganization, (ii)
that all representations of the funds be true in all material respects, (iii)
receipt of the tax opinion described on page __ under the caption "Federal
Income Tax Consequences", and (iv) such other matters as are customary in a reorganization of this type.

TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of the failure by the other fund to meet one of its conditions to closing, or by mutual consent.

GOVERNING LAW. The Agreement states that it is to be interpreted under
Massachusetts law, the state of organization of Tax-Free Money Market and
Florida Municipal Money Market.

DESCRIPTION OF THE SECURITIES OF TAX-FREE MONEY MARKET

Tax-Free Money Market is a series of shares offered by American Century
Municipal Trust. Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

American Century Municipal Trust is a Massachusetts business trust, which means its activities are overseen by a Board of Trustees.

Like Florida Municipal Money Market, Tax-Free Money Market currently offers one class of shares, the Investor Class, although it may offer additional classes in the future. The Investor Class of shares of Tax-Free Money Market has no up-front charges, commissions or 12b-1 fees.

Your Board of Trustees believes there are no material differences between the rights of a Florida Municipal Money Market shareholder and the rights of a
Tax-Free Money Market shareholder. Each share, irrespective of series or class of a series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of a series affected. Matters affecting only one class of a series are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

Unless required by the Investment Company Act of 1940, it is not necessary for
Tax-Free Money Market to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees. However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

The Reorganization is part of a broader restructuring program proposed by
American Century Investment Management, Inc. ("ACIM") to respond to changing industry conditions and investor needs and desires in the fixed-income area. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers have expanded the range of fixed-income fund offerings that they make available to investors in an effort to meet and anticipate the growing and changing needs and desires of an increasingly large and dynamic group of investors. The family of funds advised by ACIM has followed this pattern. With this expansion, however, has come increased complexity and competition among fixed-income mutual funds, as well as increased confusion among investors.

As a result, ACIM has sought ways to restructure and streamline the management and operations of the funds it advises. ACIM believes, and has advised the Board of Trustees, that the consolidation of certain ACIM-advised funds would benefit fund shareholders. ACIM has, therefore, proposed the consolidation of a number of ACIM-advised funds that ACIM believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the American
Century family of funds. Consolidation plans are proposed for other American
Century funds that have not gathered enough assets to operate efficiently and, therefore, face the risk of closure and resulting tax liability for many shareholders. ACIM believes that these consolidations may help to enhance investment performance and increase efficiency of operations.

ACIM recommended to the Board of Trustees that, among other reasons, because
Florida Municipal Money Market and Tax-Free Money Market are managed very similarly, the funds should be combined to establish a larger fund that has substantially similar investment policies. The Board considered that distributions from Tax-Free Money Market may be subject to the Florida intangibles personal property tax. However, the Florida intangibles personal property tax has been reduced and may be eliminated in the future. As part of its analysis, the Board of Trustees recognized that a large fund may be able to realize certain potential cost savings that could benefit the shareholders of the funds if the Reorganization is completed. The Reorganization was also recommended to combine similar funds in an effort to eliminate duplication of expenses and internal competition. The Board of Trustees reviewed the expense ratios of both funds and the projected expenses of the combined fund; the comparative investment performance of the funds; the compatibility of the investment objectives, policies, restrictions and investments of the funds; the benefits that may result to ACIM and its affiliates if the Reorganization is consummated; and the tax consequences of the Reorganization. The Board of
Trustees also noted that the same portfolio management team manages both funds.
During the course of its deliberations, the Board of Trustees noted that the expenses of the Reorganization will be borne by ACIM.

The Board of Trustees concluded that the Reorganization is in the best interests of the shareholders of Florida Municipal Money Market, and that no dilution of value would result to the shareholders of the funds from the Reorganization. The
Board of Trustees, including those who are not "interested persons" (as defined in the 1940 Act), approved the Plan and recommended that shareholders of Florida
Municipal Money Market vote to approve the Reorganization.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
FOR THE PLAN OF REORGANIZATION.

FEDERAL INCOME TAX CONSEQUENCES

Consummation of the reorganization is subject to the condition that we receive a tax opinion to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, Florida Municipal Money Market or Tax-Free Money
Market, (ii) your basis in the Tax-Free Money Market shares that you receive will be the same in the aggregate as your basis in the Florida Municipal Money
Market shares held by you immediately prior to the reorganization, and (iii)
your holding period for the Tax-Free Money Market shares will include your holding period for your Florida Municipal Money Market shares.

We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the tax opinion referred to above. That opinion is not binding on the IRS and does not preclude it from taking a contrary position. The opinion does not cover state or local taxes and you should consult your own advisers concerning potential tax consequences.

The Agreement and Plan of Reorganization provides that Florida Municipal Money
Market will declare and pay dividends prior to the reorganization which, together with all previous dividends, is intended to have the effect of distributing to the Florida Municipal Money Market shareholders all undistributed ordinary income, tax-exempt income, and net realized capital gains earned up to and including the Effective Time of the reorganization. The distributions are necessary to ensure that the reorganization will not create adverse tax consequences to Florida Municipal Money Market. The distributions to shareholders generally will be taxable to the extent ordinary income and capital gains distributions are taxable to such shareholders, and nontaxable to the extent tax-exempt income distributions are nontaxable to such shareholders.

CAPITALIZATION (unaudited)

                                                      Florida Municipal    Tax-Free Money Market
As of May 31,2001             Tax-Free Money Market   Money Market         Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
Investor Class
  Net Assets                  $249,461,022            $75,353,360           $324,814,382
  Shares Outstanding           249,518,871             75,392,612            324,911,483
  Net Asset Value Per Share          $1.00                  $1.00                 $ 1.00

INFORMATION ABOUT THE FUNDS

Complete information about Tax-Free Money Market and Florida Municipal Money
Market is contained in their Prospectuses. The Tax-Free Money Market Prospectus dated October 1, 2001, is included with this Prospectus/Proxy Statement. The content of the Prospectus is incorporated into this document by reference. Below is a list of types of information about Tax-Free Money Market and Florida
Municipal Money Market and the pages in their respective Prospectuses where the information can be found.

INFORMATION ABOUT THE
FOLLOWING ITEMS                        CAN BE FOUND ON THE FOLLOWING PAGES
------------------------------------------------------------------------------------------------------------------------------------

                                       Tax-Free Money Market    Florida Municipal Money Market
                                       Investor Class           Investor Class
------------------------------------------------------------------------------------------------------------------------------------
An Overview of the Funds               2                        2
Fees and Expenses                      6                        6
Objectives, Strategies and Risks       7                        7
Management                             15-16                    13-14
Investing with American Century        17-20                    15-18
Share Price and Distributions          21-22                    19
Taxes                                  23-24                    20-21
Multiple Class Information             25                       N/A
Financial Highlights                   26-27                    22-23

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information dated October 1, 2001, and the investment objectives of Tax-Free
Money Market may not be changed without shareholder approval. The Board of
Trustees may change any other policies and investment strategies.

INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of Florida Municipal Money
Market. Proxies may be solicited by officers and employees of the investment advisor of the funds, their affiliates and employees. American Century
Investment Management, Inc., has hired Alamo Direct to act as proxy solicitor for the reorganization. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or other electronic means, or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card. If you have any questions regarding voting your shares or the proxy, please call us at 1-800-331-8331.

VOTING AND REVOCATION OF PROXIES

The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. If you have access to the Internet, you can vote online, by accessing the website listed on the proxy card (you will need the control number that appears on the right-hand side of your proxy card). You also may vote by telephone by calling the toll-free number listed on your proxy card. In addition, you may vote by faxing both sides of the completed proxy card to the toll-free number listed on the proxy card. Your prompt response will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts. If you return your proxy to us, we will vote it EXACTLY as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of Trustees and vote "FOR" the reorganization.

Any shareholder giving a proxy may revoke it at any time before it is exercised using any of the voting procedures described on the proxy vote card or by attending the meeting and voting in person.

RECORD DATE

Only Florida Municipal Money Market shareholders of record at the close of business on April 5, 2002, will be entitled to vote at the meeting. The number of outstanding votes entitled to vote at the meeting or any adjournment of the meeting as of the close of business on March 15, 2002 is:

   Florida Municipal Money Market

   Investor

Because the record date is April 5, 2002, the total number of votes at the meeting may be different.

QUORUM

A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Shareholders Meeting is
40% of the outstanding shares of Florida Municipal Money Market entitled to vote at the meeting. Shares may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote "FOR" the Agreement and Plan of Reorganization in favor of such adjournments, and will vote those proxies for which they are required to vote
"AGAINST" such proposals against any such adjournments.

SHAREHOLDER VOTE REQUIRED

The Agreement and Plan of Reorganization must be approved by the holders of a majority of the outstanding votes of Florida Municipal Money Market present at the Special Meeting in person or by proxy in accordance with the provisions of its Agreement and Declaration of Trust and the requirements of the Investment
Company Act of 1940. The term "majority of the outstanding shares" means more than 50% of the fund's outstanding shares present at the Special Meeting in person or by proxy.

In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of Reorganization.

Approval of the reorganization by shareholders of Tax-Free Money Market is not being solicited because their approval is not legally required.

COST OF PROXY SOLICITATION. The cost of the proxy solicitation and Special Meeting will be borne by American Century Investment Management, Inc. and NOT by the
shareholders of the funds.

CERTAIN SHAREHOLDERS

The following table lists, as of March 15, 2002, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of any class of Florida Municipal Money
Market or Tax-Free Money Market. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of both funds as of March 15, 2002. Beneficial ownership information is not required to be disclosed to the funds, so to the extent that information is provided below, it is done so using the best information that the funds have been provided.

                                             Number of     Percent of  Percent Owned After
Shareholder Name and Address                 Shares Owned  Ownership   Reorganization
------------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Money Market
                                                             %                 %

.....................................................................................................................................
Tax-Free Money Market
                                                             %                 %

                                                             %                 %

                                                             %                 %

As of March 15, 2002, the directors and officers of the issuer of Florida
Municipal Money Market, as a group, owned less than 1% of the outstanding shares of Florida Municipal Money Market. As of March 15, 2002, the trustees and officers of the issuer of Tax-Free Money Market, as a group, owned less than 1%
of the outstanding shares of Tax-Free Money Market.

APPRAISAL RIGHTS

Shareholders of Florida Municipal Money Market are not entitled to any rights of share appraisal under its Agreement and Declaration of Trust, or under the laws of the State of Massachusetts.

Shareholders have, however, the right to redeem their Florida Municipal Money
Market shares until the reorganization. Thereafter, shareholders may redeem the
Tax-Free Money Market shares they received in the reorganization at Tax-Free
Money Market's net asset value as determined in accordance with its then-current prospectus.

ANNUAL MEETINGS

Tax-Free Money Market does not intend to hold annual meetings of shareholders.
Shareholders of Tax-Free Money Market have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the shareholders of record of 10% or more of the fund's votes. To the extent required by law, American Century Municipal Trust will assist in shareholder communications on such matters.

Florida Municipal Money Market will hold an annual meeting of shareholders this year for the election of trustees.

ADDITIONAL INFORMATION

Information about Florida Municipal Money Market and Tax-Free Money Market is
incorporated into this document by reference from their Prospectuses and
Statement of Additional Information dated October 1, 2001. A copy of the
Tax-Free Money Market Prospectus accompanies this document. A copy of the
Florida Municipal Money Market Prospectus or the funds' Statement of Additional
Information, or their most recent annual or semiannual reports may be obtained without charge by calling us at 1-800-331-8331.

Reports and other information filed by Florida Municipal Money Market and
Tax-Free Money Market may be inspected and copied at the Public Reference
Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C.
20549, and copies of such materials may be obtained by mail from the Public
Reference Branch, Office of Consumer Affairs and Information Services,
Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.
This information may also be obtained from the EDGAR database at www.sec.gov, or by email request at publicinfo@sec.gov.

LITIGATION

Neither Florida Municipal Money Market nor Tax-Free Money Market is involved in any litigation or proceeding.

OTHER BUSINESS

The Board of Trustees is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to us at the address or telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY AND RETURN IT IN
THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE PLANNING TO
ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

MANAGEMENT'S DISCUSSION
OF FUND PERFORMANCE TAX-FREE MONEY MARKET

The following are excerpts of management's discussion of fund performance from the Annual Report of Tax-Free Money Market dated May 31, 2001. For a complete copy of the report, please call us at 1-800-331-8331.

OUR MESSAGE TO YOU

The American Century Tax-Free Money market fund provided shareholders attractive tax-free yields and stability of principal during a volatile period in U.S.
financial markets in the fiscal year ended May 31, 2001. The fund's investment team reviews portfolio strategy and performance.

We're pleased to announce some important changes in the investment team's executive leadership. Effective July 1, 2001, Robert Puff, Jr., president and chief investment officer (CIO) for American Century Investment Management, Inc.
(ACIM American Century's investment management subsidiary), became the subsidiary's chairman.

The chairmanship is a newly created position that allows us to continue to benefit from Bob's 30 years of investment experience while removing the responsibility for the day-to-day management of ACIM. Bob can focus more on business strategy and professional development of investment managers, serving as a mentor and resource for the various investment management teams.

Randall Merk, formerly a senior vice president and CIO for American Century's fixed-income discipline, succeeded Bob as ACIM president and CIO. As our top investment management executive, Randy is responsible for all of American
Century's investment management functions, including portfolio management, research, and trading.

David MacEwen, a senior vice president who oversaw all of American Century's municipal and money market portfolios and municipal credit research, assumed
Randy's role as CIO for fixed income. Dave is responsible for portfolio management and research for all of the company's bond and money market products.

And Steven Permut, a vice president and senior portfolio and credit research manager, was promoted to succeed Dave as leader of American Century's municipal fund and credit research teams.

Our heartiest congratulations to these investment team leaders and colleagues.
We strongly believe they will continue to serve you and American Century well.
As always, we appreciate your continued confidence in American Century.

Sincerely,

James E. Stowers, Jr.                        James E. Stowers III
Chairman of the Board and Founder            Co-Chairman of the Board

PERFORMANCE & PORTFOLIO INFORMATION

TOTAL RETURNS AS OF MAY 31, 2001

                          TAX-FREE         TAX-EXEMPT MONEY MARKET FUNDS(2)
                        MONEY MARKET       AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1)                1.70%               1.51%             --
1 YEAR                     3.71%               3.36%        10 OUT OF 131
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS(3)                 3.37%               3.04%        9 OUT OF 123
5 YEARS(3)                 3.36%               3.05%        9 OUT OF 115
10 YEARS(3)                3.04%               2.91%        12 OUT OF 79

The fund's inception date was 7/31/84.

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Fund returns and rankings would have been lower if management fees had not been waived from 8/1/97 to 7/31/98. Beginning on 8/1/98, management fees were phased in at a rate of 0.10% each month until 12/1/98.

INSERT AVERAGE ANNUAL TOTAL RETURNS CHART FROM 5/31/01 ANNUAL REPORT

YIELDS AS OF May 31, 2001                            PORTFOLIO AT A GLANCE
-------------------------                            ---------------------
7-Day Current Yield                  3.00%                                           5/31/01           5/31/00
7-Day Effective Yield                3.04%           Number of Securities              56                54
28.0% Tax Bracket                    4.17%           Weighted Average
31.0% Tax Bracket                    4.35%              Maturity                     35 days           58 days
36.0% Tax Bracket                    4.69%           Expense Ratio                    0.50%             0.50%
39.6% Tax Bracket                    4.97%           Net Assets                  $249.5 million

MANAGEMENT Q&A

An interview with a portfolio manager on the Tax-Free and Money Market fund investment team.

How did Tax-Free Money Market perform during the fiscal year ended May 31, 2001?

The fund performed very well. According to fund tracker Lipper Inc., the portfolio provided shareholders more tax-free income than the average tax-exempt money market fund. Tax-Free Money Market's 7-day effective yield of 3.04%, at end of May was higher than the 2.65% average yield of the Lipper group.

What's more, Tax-Free Money Market's average annual returns for the one-, three-, and five-year periods ended May 31 ranked in the top 10% of the Lipper group.

What's behind the fund's excellent performance?

The fund has done so well over time in part because it has below-average expenses. Other things being equal, lower expenses mean higher yields and returns for our shareholders. Having lower expenses gives us a leg up on the competition. But we also helped performance by locking in attractive yields late last year.

How did you manage to lock in attractive tax-free yields?

Conditions were much different six months ago - the economy was just beginning to slow down, and the Federal Reserve (the Fed) had yet to cut interest rates.
We got a jump on the competition at that time by buying some longer-term money market securities at higher yields before the Fed lowered short-term interest rates to prop up the economy.

Okay, but then why did you have more short-term paper at the end of May?

Our higher-yielding, long-term securities naturally shortened as they moved closer to their maturity date. Rather than re-invest that money in one-year notes, we've put it in very short-term securities. We don't think it pays to buy anything longer right now - there isn't a big difference in yield on these securities, and we think the economy and interest rates could bounce back.
Instead, we think rates will be higher nine months or a year from now, so we're reluctant to lock in current yields for a long period of time.

Speaking of your outlook, what do you see ahead for the fund and yields?

We think most of the Fed's work on interest rates is already done, and that the economy could pick up late this year or early next. As a result, we'll likely avoid buying one-year notes until rates and the economy turn up again. In the meantime, we'll continue to work hard to find attractive tax-free yields using the same disciplined process that's worked so well over time.

PORTFOLIO COMPOSITION BY CREDIT RATING                                             % of fund investments
                                             As of    As of
                                            5/31/01  11/30/00

A1+                                         84%               75%
A-1                                         16%               20%
A2                                           -                 5%

Ratings provided by Standard & Poor's.

PORTFOLIO COMPOSITION BY MATURITY
As of May 31, 2001
1-30 days                                            84%
31-90 days                                           10%
91-180 days                                           6%

As of November 30, 2000
1-30 days                                            72%
31-90 days                                           10%
91-180 days                                           8%
More than 180 days                                   10%

Notes

Appendix I.

                             AMERICAN CENTURY FUNDS
                         CHARTER OF THE AUDIT COMMITTEE
                            OF THE BOARD OF DIRECTORS

ORGANIZATION

*    The Audit Committee of the Board of Directors shall be composed entirely of directors who are independent of the management of the Funds and have no relationship with the Funds that might interfere with the exercise of their independence as committee members.

STATEMENT OF PURPOSE

*    The Audit Committee shall be responsible for assisting the Directors in fulfilling their responsibilities to the shareholders in the areas of the
     Funds' accounting and financial reporting policies and practices, internal controls and compliance with applicable laws and regulations.

*    The Audit Committee shall oversee the independent audit of the Funds'
     financial statements.

*    The Audit Committee shall be responsible for fostering communication of information among the Directors, internal auditors and independent auditors.

*    The Audit Committee shall act as a liaison between the Funds' independent auditors and the full Board of Directors.

     The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the auditor's responsibility to plan and carry out a proper audit.

DUTIES AND POWERS

The Audit Committee shall have the following duties and responsibilities:

*    To recommend to the Board of Directors the selection, retention or termination of the Funds' independent auditors and evaluate the independence of such auditors;

*    To meet with the Funds' independent auditors, including private meetings, as necessary;

     *    to review the arrangements for and the scope of the current year's annual audit and any special audits;

     *    to discuss any matters of concern relating to the Funds' financial statements, including any adjustments to such statements recommended by the independent auditors, or other results of such audits;

     *    to consider the independent auditors' comments with respect to the
          Funds' financial policies, procedures and internal accounting controls and management's responses thereto; and

     *    to review the form of opinion the independent auditors propose to render to the Board of Directors and the shareholders;

*    To review the auditors' assessment of the adequacy and effectiveness of the
     Funds' internal controls and elicit recommendations for improving such controls;

*    To review the fees charged for Fund auditing and other services provided by the independent auditors pursuant to engagements authorized by the
     Committee or the Board of Directors;

*    To assess significant risks or exposures identified by the auditors and steps recommended to minimize such risks and exposures;

*    To review and consider changes in Fund accounting policies or practices proposed by management or the independent auditors;

*    To retain outside counsel or other experts at the expense of the Funds in order to fully discharge its responsibilities;

*    To investigate any matters brought to the Audit Committee's attention that are within the scope of its duties; and

*    To review this Charter at least annually and recommend any changes to the full Board of Directors.

MEETINGS

*    The Audit Committee shall hold regular meetings and special meetings, if necessary, to carry out its designated duties and responsibilities.

*    The Audit Committee shall meet regularly with the Treasurer and internal auditors.

Appendix II.

American Century Municipal Trust

Report of the Audit Committee

The Audit Committee oversees the Fund's financial reporting process on behalf of the Board of Directors/Trustees. Management has the primary responsibility for the financial statements and the reporting process including the systems of internal controls. In fulfilling its oversight responsibilities, the committee reviewed the audited financial statements in the Annual Report with management including a discussion of the quality, not just the acceptability, of the accounting principles, the reasonableness of significant judgments, and the clarity of disclosures in the financial statements.

The Committee reviewed with the independent auditors, who are responsible for expressing an opinion on the conformity of those audited financial statements with generally accepted accounting principles, their judgments as to the quality, not just the acceptability, of the Fund's accounting principles and such other matters as are required to be discussed with the Committee under generally accepted auditing standards. In addition, the Committee has discussed with the independent auditors the auditors' independence from management and the
Fund including the auditor's letter and the matters in the written disclosure required by the Independence Standards Board and considered the compatibility of non-audit services with the auditors' independence.

The Committee discussed with the Fund's independent auditors the overall scope and plans for the audits. The Committee meets with independent auditors, with and without management present, to discuss the results of their examinations, their evaluations of the Fund's internal controls, and the overall quality of the Fund's financial reporting.

In reliance on the reviews and discussions referred to above, the Committee recommended to the Board of Trustees/Directors (and the Board has approved) that the audited financial statements be included in the Annual Report to shareholders for the year ended May 31, 2001. The Committee and the Board also have approved the selection of PricewaterhouseCoopers, LLP as the Fund's independent auditors.

Jeanne D. Wohlers, Committee Chair

Albert Eisenstat, Committee Member

Kenneth E. Scott, Committee Member

                        AMERICAN CENTURY MUNICIPAL TRUST
                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                       Statement of Additional Information

    2002 Special Meeting of Shareholders of American Century Municipal Trust

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated April
15, 2002 for the Special Meeting of Shareholders to be held on August 2, 2002.
Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-331-8331.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined
Proxy Statement/Prospectus.

         Further information about Tax-Free Money Market is contained in and incorporated herein by reference to its Statement of Additional Information dated October 1, 2001. The audited financial statements and related independent accountant's report for Tax-Free Money Market contained in the Annual Report dated May 31, 2001 are incorporated herein by reference. No other parts of the
Annual Report are incorporated by reference herein.

         Further information about Florida Municipal Money Market is contained in and incorporated herein by reference to its Statement of Additional
Information dated October 1, 2001. The audited financial statements and related independent accountant's report for Florida Municipal Money Market contained in the Annual Report dated May 31, 2001 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

         The date of this Statement of Additional Information is April 15, 2002.

TABLE OF CONTENTS

General Information
Pro Forma Financial Statements

GENERAL INFORMATION

         The shareholders of Florida Municipal Money Market are being asked to approve or disapprove an Agreement and Plan of Reorganization (the
"Reorganization Agreement") dated as of _______, 2002 between American Century
Municipal Trust and the transactions contemplated thereby. The Reorganization
Agreement contemplates the transfer of substantially all of the assets and liabilities CaFlorida Municipal Money Market to Tax-Free Money Market in
exchange for full and fractional shares representing interests in Tax-Free Money
Market. The shares issued by Tax-Free Money Market will have an aggregate net asset value equal to the aggregate net asset value of the Florida Municipal
Money Market that are outstanding immediately before the effective time of the
Reorganization.

         Following the exchange, Florida Municipal Money Market will each make a liquidating distribution to its shareholders of the Tax-Free Money Market shares received in the exchange. Each shareholder owning shares of Florida Municipal
Money Market at the Effective Time of the reorganization will receive shares of
Tax-Free Money Market of equal value, plus the right to receive any unpaid dividends that were declared before the Effective Time of the Reorganization on the Florida Municipal Money Market shares exchanged.

         The Special Meeting of Shareholders to consider the Reorganization
Agreement and the related transactions will be held at 10:00 a.m. Central time on August 2, 2002 at American Century Tower I, 4500 Main Street, Kansas City,
Missouri. For further information about the transaction, see the Combined Proxy
Statement/Prospectus.

Pro Forma Combining
American Century Florida Municipal Money Market and
American Century Tax-Free Money Market Fund

Tax-Free Money Market and Florida Money Market Proformas
Statement of Assets and Liabilities

MAY 31, 2001 (UNAUDITED)
                                                                                                             Pro-Forma
                                       Tax-Free                  Florida                                     Combining
                                       Money Market              Money Market             Adjustments        (Note 1)
                                       ------------              ------------             -----------        --------
ASSETS

Investment securities, at value
(amortized cost and cost for federal
income tax purposes)                   $248,648,761              $74,010,537                                $322,659,298
Cash                                    -                        763,831                  $(763,831)  (a)        -
Interest receivable                    2,137,535                 612,170                                     2,749,705
Prepaid portfolio insurance            17,514                    6,513                                       24,027
                                      --------------         ------------------        ---------------     -------------
                                       250,803,810               75,393,051               (763,831)          325,433,030
                                      --------------         ------------------        ---------------     -------------

LIABILITIES
Disbursements in excess
of
demand deposit cash                    1,203,557                  -                       (763,831) (a)      439,726
Accrued management fees                103,508                   31,462                                      134,970
Dividends payable                      34,970                    8,000                                       42,970
Payable for
trustees'
fees and expenses                      753                       229                                         982
                                      --------------         ------------------        ---------------     -------------
                                       1,342,788                 39,691                   (763,831)          618,648
                                      --------------         ------------------        ---------------     -------------
Net Assets                             $249,461,022              $75,353,360              $-                $324,814,382
                                      =============          ==================        ===============     =============
CAPITAL SHARES
Outstanding (unlimited number
of shares authorized)
                                       249,518,871               75,392,612                                  324,911,483
                                      =============          ==================        ===============     =============
Net Asset Value Per Share              $1.00                     $1.00                                       $1.00
                                      =============          ==================        ===============     =============

NET ASSETS CONSIST OF:
Capital paid in                        $249,518,871              $75,392,612                                $324,911,483
Accumulated net realized loss on
investment transactions
                                       (57,849)                  (39,252)                                    (97,101)
                                      --------------         ------------------        ---------------     -------------
                                       $249,461,022              $75,353,360              $-                $324,814,382
                                      =============          ==================        ===============     =============

(a) Reclass of cash against disbursements in excess of demand deposit cash to reflect combined cash position.

Tax-Free Money Market and Florida Money Market Proformas
Statement of Operations

YEAR ENDED MAY 31, 2001 (UNAUDITED)

                               Tax-Free                  Florida                                     Pro-Forma
                               Money Market              Money Market             Adjustments        Combining (Note 1)
                               ------------              ------------             -----------        ------------------

INVESTMENT INCOME
Income:
Interest                       $9,888,192                $3,501,816                                  $13,390,008
                              --------------         ------------------        ---------------     -------------

Expenses:
Management fees                1,174,251                 413,133                                     1,587,384
Trustees' fees and expenses    10,589                    3,756                                       14,345
Portfolio insurance            8,578                     3,217                                       11,795
                              --------------         ------------------        ---------------     -------------
                               1,193,418                 420,106                                     1,613,524
                              --------------         ------------------        ---------------     -------------
Net investment income          8,694,774                 3,081,710                 -                 11,776,484
                              --------------         ------------------        ---------------     -------------
Net realized loss on
investment transactions        (9,941)                   (482)                                       (10,423)
                              --------------         ------------------        ---------------     -------------
Net Increase in Net Assets
Resulting from Operations      $8,684,833                $3,081,228               $ -                $11,766,061
                              =============          ==================        ===============     =============

Notes to Pro Forma Financial Statements (unaudited)

1. BASIS OF COMBINATION-The unaudited Pro Forma Combining Schedule of
   Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro
   Forma Combining Statement of Operations reflect the accounts of the Tax-Free
   Money Market Fund and Florida Municipal Money Market Fund (the funds) at and for the year ended May 31, 2001. The Pro Forma Combining Schedule of
   Investments and Pro Forma Combining Statement of Assets and Liabilities
   assumes the combination was consummated after the close of business on May
   31, 2001. The Pro Forma Combining Statement of Operations assumes the combination was consummated at the beginning of the fiscal year ended May 31,
   2001.

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, Florida Municipal Money Market, in exchange for shares of the surviving fund, for purposes of maintaining the financial statements and performance, Tax-Free Money Market.

   In accordance with accounting principles generally accepted in the United
   States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies.

   The Pro Forma Combining Schedule of Investments, Statement of Assets and
   Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

2. SECURITY VALUATION-Securities are valued at amortized cost, which approximates current value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

3. CAPITAL SHARES-The pro forma net asset value per share assumes the issuance of shares of the surviving financial fund that would have been issued at May
   31, 2001, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving financial fund, as of May 31, 2001, divided by the net asset value per share of the shares of the surviving financial fund as of May 31,
   2001. The pro forma total number of shares outstanding for the combined fund consists of the following at May 31, 2001:

                                                                  Additional Shares
     Combined          Total Outstanding      Shares of           Assumed Issued
     Fund              Shares                 Surviving Fund      in Reorganization
     -------------------------------------------------------------------------------
     Tax-Free
     Money Market      324,911,483            249,518,871         75,392,612

4. INVESTMENTS-At May 31, 2001, the funds had the following net capital loss carryforwards for federal income tax purposes available to offset future capital gains. To the extent that those carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

   Fund                               Net Capital Loss Carryforward
   -------------------------------------------------------------------------------
   Tax-Free Money Market              $51,504
   Florida Municipal Money Market     $38,987

For the seven-month period ended May 31, 2001, Florida Municipal Money Market and Tax-Free Money Market incurred net capital losses of $479 and $6,347, respectively. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

AMERICAN CENTURY MUNICIPAL TRUST

PART C    OTHER INFORMATION

Item 15. Indemnification.

As stated in Article VII, Section 3 of the Amended Declaration of Trust,
incorporated herein by reference to Exhibit a to the Registration Statement,
"The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the
Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended and restated on March 9, 1998, incorporated herein by reference to Exhibit b to Post-Effective Amendment No. 23 to the Registration Statement on March 26, 1998, File No. 2-91229.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 16   EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

(1)       (a) Amended Declaration of Trust, dated March 9, 1998 and amended
          March 1, 1999 (filed electronically as Exhibit a to Post-Effective
          Amendment No. 27 to the Registration Statement of the Registrant on
          September 2, 1999, File No. 2-91229).

          (b) Amendment to the Declaration of Trust, dated March 6, 2001 is included herein (filed electronically as Exhibit a2 to Post-Effective
          Amendment No. 31 to the Registration Statement of the Registrant on
          April 20, 2001, File No. 2-91229).

          (c) Amendment No. 2 to the Declaration of Trust dated August 1, 2001
          (filed electronically as Exhibit a3 to Post-Effective Amendment No. 34
          to the Registration Statement of the Registrant on September 28, 2001,
          File No. 2-91229).

(2)       Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
          Statement of the Registrant on March 26, 1998, File No. 2-91229).

(3)       Not applicable

(4)       Agreement and Plan of Reorganization is filed herein.

(5)       Not applicable

(6)       (a) Management Agreement (Investor Class) between American Century
          Municipal Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 (filed electronically as Exhibit 5 to
          Post-Effective Amendment No. 33 to the Registration Statement of
          American Century Government Income Trust on July 31, 1997, File No.
          2-99222).

          (b) Amendment to the Management Agreement (Investor Class) between
          American Century Municipal Trust and American Century Investment
          Management, Inc., dated March 31, 1998 (filed electronically as
          Exhibit 5b to Post-Effective Amendment No. 23 to the Registration
          Statement of the Registrant on March 26, 1998, File No. 2-91229).

          (c) Amendment to the Management Agreement (Investor Class) between
          American Century Municipal Trust and American Century Investment
          Management, Inc., dated July 1, 1998 (filed electronically as Exhibit
          d3 to Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Government Income Trust on July 28, 1999, File No.
          2-99222).

          (d) Amendment No. 1 to the Management Agreement (Investor Class)
          between American Century Municipal Trust and American Century
          Investment Management, Inc., dated September 16, 2000 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 30 to the
          Registration Statement of American Century California Tax-Free and
          Municipal Funds on December 29, 2000, File No. 2-82734).

          (e) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century Municipal Trust and American Century
          Investment Management, Inc., dated August 1, 2001 (filed
          electronically as Exhibit d5 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 2001, File No. 2-99222).

          (f) Amendment No. 3 to the Management Agreement (Investor Class)
          between American Century Government Income Trust and American Century
          Investment Management, Inc., dated December 3, 2001 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (g) Management Agreement (C Class) between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (h) Amendment No. 1 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc., dated August 1, 2001
          (filed electronically as Exhibit d10 to Post-Effective Amendment No.
          44 to the Registration Statement of American Century Government Income
          Trust, on July 31, 2001, File No. 2-99222).

          (i) Amendment No. 2 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management Inc., dated December 3, 2001
          (filed electronically as Exhibit d13 to Post-Effective Amendment No.
          16 to the Registration Statement of American Century Investment Trust,
          on November 30, 2001, File No. 33-65170).

(7)       (a) Distribution Agreement between American Century Municipal Trust and American Century Investment Services, Inc., dated March 13, 2000
          (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17
          to the Registration Statement of American Century World Mutual Funds,
          Inc. on March 30, 2000, File No. 33-39242).

          (b) Amendment No. 1 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to
          Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (c) Amendment No. 2 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated November 20, 2000 (filed electronically as Exhibit e10 to
          Post-Effective Amendment No. 29 to the Registration Statement of
          American Century Variable Portfolios, Inc. on December 1, 2000, File
          No. 33-14567).

          (d) Amendment No. 3 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated March 1, 2001 (filed electronically as Exhibit e4 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 4 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated April 30, 2001 (filed electronically as Exhibit e5 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (f) Amendment No. 5 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services, Inc.
          dated August 1, 2001 (filed as Exhibit e6 to Post-Effective Amendment
          No. 21 to the Registration Statement of American Century Capital
          Portfolios, Inc., on July 30, 2001, File No. 33-64872).

          (g) Amendment No. 6 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services, Inc.
          dated August 1, 2001 (filed as Exhibit e7 to Post-Effective Amendment
          No. 21 to the Registration Statement of American Century Capital
          Portfolios, Inc., on July 30, 2001, File No. 33-64872).

          (h) Amendment No. 7 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc., dated August 1, 2001 (filed electronically as Exhibit
          d8 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Investment Trust, on November 30, 2001, File No.
          33-65170).

          (i) Amendment No. 8 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc., dated March 1, 2002 (filed electronically as Exhibit
          e9 to Post-Effective Amendment No. 96 to the Registration Statement of
          American Century Mutual Funds, Inc., on February 28, 2002, File No.
          2-14213).

          (j) Amendment No. 9 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc., dated March 6, 2002 (filed electronically as Exhibit
          e10 to Post-Effective Amendment No. 96 to the Registration Statement
          of American Century Mutual Funds, Inc., on February 28, 2002, File No.
          2-14213).

(8)       Not applicable.

(9)       (a) Master Agreement by and between Twentieth Century Services, Inc.
          and Commerce Bank, N.A., dated January 22, 1997 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (b) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration
          Statement of American Century Government Income Trust on February 7,
          1997, File No. 2-99222).

          (c) Amendment to the Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

(10)      (a) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class), dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (b) Amendment No. 1 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 2001, File No. 2-99222).

          (c) Amendment No. 2 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (d) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Fund, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated August 1, 2001 (filed electronically as Exhibit n2 to Post-Effective Amendment No. 44 to the Registration
          Statement of American Century Government Income Trust, on July 31,
          2001, File No. 2-99222).

          (f) Amendment No. 2 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated December 3, 2001 (filed
          electronically as Exhibit n3 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (g) Amendment No. 3 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (filed electronically as Exhibit n4 to
          Post-Effective Amendment No. 46 to the Registration Statement of the
          Registrant, on March 4, 2002, File N0. 2-99222).

(11)      Opinion and Consent of Counsel as to the legality of the securities being registered (filed electronically as Exhibit i to Post-Effective
          Amendment No. 27 to the Registration Statement of the Registrant on
          September 2, 1999, File No. 2-91229).

(12)      Opinion and Consent as to the tax matters and consequences to shareholders is included herein.

(13)      (a) Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33 to the
          Registration Statement of American Century Government Income Trust on
          July 31, 1997, File No. 2-99222).

          (b) Amendment to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated March 9, 1998 (filed electronically as Exhibit B9b to
          Post-Effective Amendment No. 23 to the Registration Statement of the
          Registrant on March 26, 1998, File No. 2-91229).

          (c) Amendment No. 1 to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated June 29, 1998 (filed electronically as Exhibit 9b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Quantitative Equity Funds on June 29, 1998, File No.
          33-19589).

          (d) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated November 20, 2000 (filed electronically as Exhibit h4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (e) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated August 1, 2001 (filed electronically as Exhibit h5 to
          Post-Effective Amendment No. 44 to the Registration Statement of
          American Century Government Income Trust, on July 31, 2001, File No.
          2-99222).

          (f) Amendment No. 4 to the Transfer Agency Agreement between American
          Century Government Income Trust and American Century Services
          Corporation dated December 3, 2001 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Investment Trust, on November 30, 2001, File No.
          33-65170).

          (g) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

(14)      (a) Consent of PricewaterhouseCoopers LLP, independent accountants (to be filed by amendment).

          (b) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit 11 to Post-Effective Amendment No. 33 to the
          Registration Statement of American Century Government Income Trust on
          July 31, 1997, File No. 2-99222).

(15)      Not applicable.

(16)      Power of Attorney, dated September 16, 2000 (filed electronically as
          Exhibit j3 to Post-Effective Amendment No. 29 to the Registration
          Statement of the Registrant, on September 28, 2000, File No. 2-91229).

(17)      (a) Form of proxy vote card is filed herein.

          (b) Florida Municipal Money Market and Tax-Free Money Market
          Prospectuses dated October 1, 2001 (filed electronically on September
          28, 2001).

          (c) Statement of Additional Information dated October 1, 2001 (filed electronically on September 28, 2001).

          (d) Florida Municipal Money Market and Tax-Free Money Market Annual
          Reports dated May 31, 2001 (filed electronically on July 25, 2001).

Item 17. Undertakings - Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the
City of Kansas City, and State of Missouri, on the 13th day of March, 2002.

                     AMERICAN CENTURY MUNICIPAL TRUST

                     By:  /*/William M. Lyons
                         President and Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                   Date
---------                                 -----                   ----

*William M. Lyons                    President and            March 13, 2002
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   March 13, 2002
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             March 13, 2002
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 March 13, 2002
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 March 13, 2002
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 March 13, 2002
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 March 13, 2002
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 March 13, 2002
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).